UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Core Plus Bond Fund	April 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 4.17%
Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00% 11/25/31	39,463	$47,596
Fannie Mae Interest Strip
Series 35 2 12.00% 7/25/18	5,548	5,935
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.267% 2/25/42 ●	49,643	58,354
Fannie Mae REMICs
Series 1988-15 A 9.00% 6/25/18	100	106
Series 1996-46 ZA 7.50% 11/25/26	37,082	41,906
Series 2002-83 GH 5.00% 12/25/17	43,846	44,863
Series 2005-70 PA 5.50% 8/25/35	10,107	11,439
Series 2008-15 SB 6.161% 8/25/36 ●∑	26,652	5,599
Series 2010-129 SM 5.561% 11/25/40 ●∑	174,091	28,328
Series 2011-15 SA 6.621% 3/25/41 ●∑	175,702	37,573
Series 2011-80 CB 4.00% 8/25/26	1,953,713	2,158,974
Series 2012-122 SD 5.661% 11/25/42 ●∑	315,952	72,934
Series 2013-38 AI 3.00% 4/25/33 ∑	461,431	60,415
Series 2013-43 IX 4.00% 5/25/43 ∑	655,316	143,841
Series 2013-44 DI 3.00% 5/25/33 ∑	701,324	92,629
Series 2013-55 AI 3.00% 6/25/33 ∑	279,019	36,915
Series 2014-68 BS 5.711% 11/25/44 ●∑	239,358	48,050
Series 2014-90 SA 5.711% 1/25/45 ●∑	672,475	144,248
Series 2015-27 SA 6.011% 5/25/45 ●∑	89,661	19,712
Series 2015-44 Z 3.00% 9/25/43	195,829	192,554
Freddie Mac REMICs
Series 2557 WE 5.00% 1/15/18	37,838	38,764
Series 3656 PM 5.00% 4/15/40	152,559	169,039
Series 4109 AI 3.00% 7/15/31 ∑	464,699	47,677
Series 4120 IK 3.00% 10/15/32 ∑	361,327	47,223
Series 4146 IA 3.50% 12/15/32 ∑	192,613	29,029
Series 4159 KS 5.717% 1/15/43 ●∑	164,987	40,724
Series 4181 DI 2.50% 3/15/33 ∑	116,396	13,299
Series 4185 LI 3.00% 3/15/33 ∑	173,298	23,305
Series 4191 CI 3.00% 4/15/33 ∑	76,324	10,123
Series 4435 DY 3.00% 2/15/35	162,000	165,231
Freddie Mac Strips
Series 267 S5 5.567% 8/15/42 ●∑	249,194	53,522
Series 299 S1 5.567% 1/15/43 ●∑	189,066	41,857
Series 326 S2 5.517% 3/15/44 ●∑	122,158	27,878
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-HQA2 M2 3.239% 5/25/28 ●	250,000	254,763
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ⧫	20,564	24,614

NQ-023 [4/16] 6/16 (16798)     1

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2010-42 PC 5.00% 7/20/39	545,000	$624,494
Series 2010-113 KE 4.50% 9/20/40	245,000	276,033
Series 2013-113 AZ 3.00% 8/20/43	201,471	196,530
Series 2015-133 AL 3.00% 5/20/45	214,000	211,698
Total Agency Collateralized Mortgage Obligations (cost $5,509,450)		5,547,774

Agency Mortgage-Backed Securities – 31.37%
Fannie Mae
10.50% 6/1/30	10,075	10,273
Fannie Mae ARM
2.411% 5/1/43 ●	63,632	65,208
2.496% 11/1/35 ●	20,817	22,052
2.518% 7/1/36 ●	55,372	58,826
2.553% 6/1/43 ●	21,797	22,401
2.576% 8/1/35 ●	18,102	19,087
2.913% 7/1/45 ●	36,232	37,379
3.207% 4/1/44 ●	40,108	41,885
3.242% 3/1/44 ●	80,657	84,402
3.28% 9/1/43 ●	55,801	58,400
Fannie Mae S.F. 15 yr
3.00% 9/1/30	106,733	111,841
3.00% 12/1/30	291,824	306,241
3.00% 2/1/31	259,246	271,709
3.00% 3/1/31	604,681	633,342
3.50% 4/1/26	246,550	261,762
3.50% 7/1/26	65,689	69,473
3.50% 11/1/26	29,685	31,483
3.50% 8/1/29	123,991	131,163
3.50% 4/1/30	59,754	63,775
4.00% 5/1/24	68,672	73,241
4.00% 5/1/25	25,413	27,101
4.00% 11/1/25	129,127	137,791
4.00% 12/1/26	41,944	44,811
4.00% 1/1/27	301,923	322,054
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/31	195,000	199,605
Fannie Mae S.F. 20 yr
3.00% 2/1/33	6,600	6,875
3.00% 8/1/33	36,714	38,288
3.00% 1/1/36	277,012	287,680
4.00% 1/1/31	11,578	12,471
4.00% 2/1/31	36,885	39,734

2     NQ-023 [4/16] 6/16 (16798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 7/1/42	52,117	$53,551
3.00% 10/1/42	32,849	33,805
3.00% 12/1/42	67,651	69,512
3.00% 1/1/43	300,148	308,352
3.00% 5/1/43	432,207	444,066
3.50% 2/1/45	317,298	333,872
3.50% 5/1/45	256,440	269,835
3.50% 8/1/45	560,626	587,701
3.50% 2/1/46	634,955	665,620
4.00% 11/1/42	342,682	369,922
4.00% 1/1/43	598,002	645,576
4.50% 7/1/36	29,340	32,028
4.50% 6/1/38	58,221	63,828
4.50% 4/1/39	88,004	95,834
4.50% 6/1/39	784,693	854,982
4.50% 9/1/39	21,836	23,818
4.50% 11/1/39	66,432	73,391
4.50% 4/1/40	34,742	37,907
4.50% 9/1/40	111,676	121,852
4.50% 11/1/40	63,354	69,127
4.50% 2/1/41	262,588	286,534
4.50% 3/1/41	78,450	85,603
4.50% 4/1/41	103,468	112,899
4.50% 7/1/41	34,296	37,421
4.50% 8/1/41	41,689	46,267
4.50% 10/1/41	78,708	85,944
4.50% 12/1/41	186,705	203,674
4.50% 1/1/42	1,267,587	1,382,878
4.50% 4/1/42	24,864	27,127
4.50% 9/1/42	738,868	807,477
4.50% 1/1/43	116,881	127,470
4.50% 9/1/43	96,847	105,625
4.50% 10/1/43	42,371	46,306
4.50% 11/1/43	44,018	48,105
4.50% 1/1/44	313,276	340,796
4.50% 4/1/44	237,570	258,527
4.50% 5/1/44	585,318	638,081
4.50% 6/1/44	464,886	506,724
4.50% 10/1/44	328,556	359,074
4.50% 12/1/44	77,336	84,520
4.50% 1/1/45	640,718	698,239
4.50% 2/1/45	634,979	692,506

NQ-023 [4/16] 6/16 (16798)     3

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.00% 10/1/35	42,707	$47,371
5.00% 11/1/35	21,461	23,797
5.00% 4/1/37	12,971	14,393
5.00% 8/1/37	3,229	3,579
5.50% 12/1/32	2,357	2,665
5.50% 2/1/33	31,771	35,878
5.50% 6/1/33	18,911	21,383
5.50% 4/1/34	13,190	14,908
5.50% 5/1/34	129,622	146,572
5.50% 7/1/34	4,221	4,776
5.50% 9/1/34	51,233	57,961
5.50% 11/1/34	12,776	14,438
5.50% 12/1/34	285,246	322,621
5.50% 3/1/35	26,690	30,171
5.50% 4/1/35	78,638	88,678
5.50% 5/1/35	71,647	81,077
5.50% 6/1/35	9,348	10,568
5.50% 12/1/35	12,382	13,959
5.50% 1/1/36	57,846	65,355
5.50% 4/1/36	264,235	297,767
5.50% 5/1/36	6,149	6,939
5.50% 7/1/36	3,627	4,103
5.50% 9/1/36	70,728	79,957
5.50% 11/1/36	10,594	11,889
5.50% 1/1/37	45,016	50,529
5.50% 2/1/37	30,597	34,386
5.50% 4/1/37	90,424	101,620
5.50% 8/1/37	41,497	46,882
5.50% 9/1/37	61,227	68,778
5.50% 1/1/38	652,251	737,079
5.50% 2/1/38	106,137	119,769
5.50% 6/1/38	106,738	119,868
5.50% 7/1/38	21,384	24,064
5.50% 9/1/38	93,445	105,578
5.50% 12/1/38	410,588	463,996
5.50% 1/1/39	68,344	77,317
5.50% 2/1/39	159,916	180,760
5.50% 6/1/39	62,192	70,537
5.50% 12/1/39	118,224	133,853
5.50% 3/1/40	345,235	390,403
5.50% 7/1/40	90,592	102,381
5.50% 3/1/41	210,914	238,379

4     NQ-023 [4/16] 6/16 (16798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 9/1/41	838,772	$944,416
6.00% 6/1/36	4,259	4,865
6.00% 12/1/36	4,306	4,903
6.00% 2/1/37	14,660	16,737
6.00% 6/1/37	2,459	2,834
6.00% 7/1/37	2,302	2,621
6.00% 8/1/37	210,057	240,081
6.00% 9/1/37	4,809	5,491
6.00% 11/1/37	767	875
6.00% 5/1/38	29,381	33,551
6.00% 9/1/38	177,918	203,547
6.00% 10/1/38	6,508	7,423
6.00% 9/1/39	129,086	147,376
6.00% 10/1/39	205,668	237,404
6.00% 3/1/40	19,617	22,399
6.00% 4/1/40	33,140	37,828
6.00% 9/1/40	17,644	20,106
6.00% 11/1/40	6,893	7,952
6.00% 5/1/41	381,589	435,092
6.00% 7/1/41	368,386	421,410
8.00% 2/1/30	16,835	17,131
10.00% 7/1/20	2,059	2,235
10.00% 5/1/22	1,322	1,422
10.00% 2/1/25	26,929	29,210
Fannie Mae S.F. 30 yr TBA
3.00% 6/1/46	13,339,000	13,644,858
3.50% 5/1/46	154,000	161,387
4.50% 6/1/46	838,000	911,619
Freddie Mac ARM
2.404% 10/1/36 ●	39,730	41,986
2.498% 7/1/36 ●	16,524	17,359
2.828% 9/1/45 ●	288,165	297,618
2.944% 10/1/45 ●	73,086	75,379
2.953% 11/1/44 ●	27,262	28,275
3.107% 3/1/46 ●	105,991	109,574
Freddie Mac S.F. 15 yr
4.00% 5/1/25	7,149	7,624
4.50% 8/1/24	40,156	42,443
4.50% 9/1/26	30,633	32,671
Freddie Mac S.F. 20 yr
3.00% 6/1/34	20,435	21,240
3.50% 9/1/35	66,117	69,796

NQ-023 [4/16] 6/16 (16798)     5

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 20 yr
4.00% 10/1/35	81,085	$87,271
Freddie Mac S.F. 30 yr
3.00% 10/1/42	62,712	64,498
3.00% 11/1/42	86,224	89,206
3.50% 8/1/45	377,070	396,536
4.50% 4/1/39	12,706	14,011
4.50% 10/1/39	47,891	52,274
4.50% 4/1/41	158,986	173,679
4.50% 3/1/42	283,884	310,682
5.50% 3/1/34	5,135	5,779
5.50% 12/1/34	4,853	5,484
5.50% 12/1/35	567,161	639,618
5.50% 6/1/36	2,982	3,346
5.50% 11/1/36	6,796	7,575
5.50% 7/1/37	4,578	5,154
5.50% 9/1/37	6,684	7,489
5.50% 7/1/38	23,792	26,691
5.50% 8/1/38	15,352	17,217
5.50% 6/1/39	25,385	28,529
5.50% 3/1/40	16,453	18,423
5.50% 8/1/40	59,234	66,414
5.50% 1/1/41	18,934	21,261
5.50% 6/1/41	633,399	712,051
6.00% 2/1/36	10,757	12,361
6.00% 1/1/38	6,228	7,087
6.00% 6/1/38	17,437	19,836
6.00% 8/1/38	107,922	124,389
6.00% 5/1/40	40,651	46,461
6.00% 7/1/40	40,613	46,375
10.00% 1/1/19	2,290	2,447
Freddie Mac S.F. 30 yr TBA
4.50% 5/1/46	232,000	252,313
GNMA I S.F. 30 yr
5.00% 6/15/40	9,371	10,393
7.50% 1/15/32	7,070	8,879
Total Agency Mortgage-Backed Securities (cost $41,490,757)		41,686,180

Collateralized Debt Obligations – 1.49%
Avery Point III CLO
Series 2013-3A A 144A 2.033% 1/18/25 #●	250,000	247,217
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A 2.124% 7/20/26 #●	500,000	496,772

6     NQ-023 [4/16] 6/16 (16798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Collateralized Debt Obligations (continued)
Cent CLO 21
Series 2014-21A A1B 144A 2.024% 7/27/26 #●	250,000	$245,749
Magnetite IX
Series 2014-9A A1 144A 2.058% 7/25/26 #●	495,000	494,256
Neuberger Berman CLO XIX
Series 2015-19A A1 144A 2.048% 7/15/27 #●	250,000	248,533
Shackleton CLO
Series 2014-5A A 144A 2.12% 5/7/26 #●	250,000	247,885
Total Collateralized Debt Obligations (cost $1,992,604)		1,980,412

Commercial Mortgage-Backed Securities – 6.02%
Banc of America Commercial Mortgage Trust
Series 2007-4 AM 6.001% 2/10/51 ●	80,000	83,784
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW18 A4 5.70% 6/11/50	65,000	67,383
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.899% 12/10/49 ●	65,000	65,330
Series 2014-GC25 A4 3.635% 10/10/47	120,000	128,263
Series 2015-GC27 A5 3.137% 2/10/48	150,000	154,205
Series 2016-P3 A4 3.329% 4/15/49	110,000	113,901
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	112,660
Series 2014-CR16 A4 4.051% 4/10/47	175,000	192,838
Series 2014-CR19 A5 3.796% 8/10/47	155,000	168,077
Series 2014-CR20 A4 3.59% 11/10/47	55,000	58,899
Series 2014-CR20 AM 3.938% 11/10/47	410,000	439,664
Series 2015-3BP A 144A 3.178% 2/10/35 #	190,000	196,706
Series 2015-CR23 A4 3.497% 5/10/48	55,000	58,126
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	80,000	81,502
DB-JPM
Series 2016-C1 A4 3.276% 5/10/49	95,000	98,637
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	100,000	112,735
Series 2011-LC1A C 144A 5.867% 11/10/46 #●	145,000	159,451
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.79% 11/25/49 #●	110,000	118,594
Series 2011-K14 B 144A 5.341% 2/25/47 #●	50,000	55,444
Series 2011-K15 B 144A 5.116% 8/25/44 #●	75,000	82,605
Series 2012-K18 B 144A 4.40% 1/25/45 #●	55,000	58,794
Series 2012-K22 B 144A 3.811% 8/25/45 #●	85,000	87,392
Series 2012-K22 C 144A 3.811% 8/25/45 #●	70,000	66,685
Series 2012-K23 C 144A 3.782% 10/25/45 #●	50,000	47,229
Series 2012-K708 B 144A 3.883% 2/25/45 #●	140,000	143,599

NQ-023 [4/16] 6/16 (16798)     7

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2012-K708 C 144A 3.883% 2/25/45 #●	25,000	$24,838
Series 2013-K26 C 144A 3.722% 12/25/45 #●	45,000	41,452
Series 2013-K30 C 144A 3.668% 6/25/45 #●	85,000	76,851
Series 2013-K31 C 144A 3.741% 7/25/46 #●	205,003	188,662
Series 2013-K33 B 144A 3.618% 8/25/46 #●	65,000	65,051
Series 2013-K35 C 144A 4.077% 8/25/23 #●	20,000	17,953
Series 2013-K712 B 144A 3.484% 5/25/45 #●	210,000	213,237
Series 2013-K712 C 144A 3.484% 5/25/45 #●	300,000	302,082
Series 2013-K713 B 144A 3.274% 4/25/46 #●	140,000	140,966
Series 2013-K713 C 144A 3.274% 4/25/46 #●	140,000	137,801
Series 2014-K716 C 144A 4.085% 8/25/47 #●	60,000	60,586
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	300,000	317,640
GS Mortgage Securities Trust
Series 2010-C1 A2 144A 4.592% 8/10/43 #	245,000	267,224
Series 2010-C1 C 144A 5.635% 8/10/43 #●	150,000	163,021
Series 2014-GC24 A5 3.931% 9/10/47	245,000	267,012
Series 2015-GC32 A4 3.764% 7/10/48	75,000	80,741
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	100,000	100,431
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	115,000	115,492
Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	285,000	289,736
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	42,741	42,606
Series 2014-C22 B 4.713% 9/15/47 ●	35,000	37,439
Series 2015-C33 A4 3.77% 12/15/48	185,000	199,224
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.674% 8/12/37 ●	35,000	37,780
Series 2005-LDP5 D 5.737% 12/15/44 ●	60,000	59,839
Series 2006-LDP8 AM 5.44% 5/15/45	100,000	100,588
Series 2013-LC11 B 3.499% 4/15/46	95,000	97,321
Series 2015-JP1 A5 3.914% 1/15/49	90,000	98,004
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	6,965	6,991
Series 2006-C6 AJ 5.452% 9/15/39 ●	115,000	114,288
Series 2006-C6 AM 5.413% 9/15/39	350,000	353,304
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.719% 7/15/50	215,000	230,898
Series 2015-C26 A5 3.531% 10/15/48	140,000	148,127
Series 2016-C29 A4 3.325% 5/15/49	35,000	35,969

8     NQ-023 [4/16] 6/16 (16798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2005-HQ7 C 5.359% 11/14/42 ●	41,852	$41,798
Series 2006-HQ10 B 5.448% 11/12/41 ●	100,000	97,289
Series 2006-TOP23 A4 6.12% 8/12/41 ●	29,319	29,337
TimberStar Trust I
Series 2006-1A A 144A 5.668% 10/15/36 #	110,000	111,451
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	75,000	77,671
Series 2014-LC18 A5 3.405% 12/15/47	70,000	73,847
Series 2015-NXS3 A4 3.617% 9/15/57	90,000	95,706
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45	85,000	87,745
Total Commercial Mortgage-Backed Securities (cost $7,994,400)		8,000,501

Convertible Bonds – 0.23%
Alaska Communications Systems Group 6.25% exercise
price $10.28, maturity date 5/1/18 @	24,000	22,980
BGC Partners 4.50% exercise price $9.84, maturity date
7/15/16	25,000	25,313
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	5,000	4,228
Ciena 144A 3.75% exercise price $20.17, maturity date
10/15/18 #	14,000	15,785
General Cable 4.50% exercise price $32.77, maturity date
11/15/29 @ϕ	28,000	18,620
Gilead Sciences 1.625% exercise price $22.44, maturity
date 5/31/16	7,000	27,661
Helix Energy Solutions Group 3.25% exercise price
$25.02, maturity date 3/15/32	9,000	8,331
Hologic 2.00% exercise price $31.18, maturity date
3/1/42 ϕ	19,000	24,071
Intel 3.25% exercise price $21.18, maturity date 8/1/39	19,000	28,928
Jefferies Group 3.875% exercise price $44.35, maturity
date 11/1/29	32,000	32,100
Meritor 4.00% exercise price $26.73, maturity date
2/15/27 ϕ	39,000	37,586
Nuance Communications 2.75% exercise price $32.30,
maturity date 11/1/31	27,000	27,034
Titan Machinery 3.75% exercise price $43.17, maturity
date 5/1/19 @	26,000	21,840
Vector Group 2.50% exercise price $15.98, maturity date
1/15/19 ●	8,000	11,263
Total Convertible Bonds (cost $289,376)		305,740

NQ-023 [4/16] 6/16 (16798)     9

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds – 31.61%
Banking - 6.28%
Bank Nederlandse Gemeenten 144A 1.625% 4/19/21 #	182,000	$182,102
Bank of America 4.45% 3/3/26	740,000	767,242
Bank of New York Mellon
2.15% 2/24/20	30,000	30,324
2.50% 4/15/21	270,000	276,879
2.80% 5/4/26	65,000	65,561
BB&T 5.25% 11/1/19	322,000	352,354
Citizens Financial Group 4.30% 12/3/25	115,000	118,885
City National 5.25% 9/15/20	110,000	123,338
Compass Bank 3.875% 4/10/25	250,000	237,010
Cooperatieve Rabobank 2.50% 1/19/21	250,000	254,043
Credit Suisse Group Funding Guernsey 144A
4.55% 4/17/26 #	365,000	373,397
Fifth Third Bancorp 2.875% 7/27/20	50,000	50,845
Fifth Third Bank 3.85% 3/15/26	200,000	206,502
Huntington Bancshares 3.15% 3/14/21	130,000	133,360
JPMorgan Chase
3.30% 4/1/26	100,000	101,387
4.25% 10/1/27	535,000	559,636
KeyBank 3.30% 6/1/25	250,000	258,805
Morgan Stanley
2.50% 4/21/21	45,000	45,137
3.875% 1/27/26	345,000	358,710
3.95% 4/23/27	70,000	70,052
PNC Bank
1.85% 7/20/18	250,000	252,260
2.30% 6/1/20	335,000	339,553
2.45% 11/5/20	250,000	254,740
3.25% 6/1/25	250,000	259,417
Royal Bank of Scotland Group 4.80% 4/5/26	200,000	204,288
State Street
2.55% 8/18/20	120,000	123,703
3.55% 8/18/25	150,000	161,416
SunTrust Banks 2.90% 3/3/21	130,000	132,397
Swedbank 144A 2.65% 3/10/21 #	200,000	204,307
Toronto-Dominion Bank
2.125% 4/7/21	115,000	115,414
2.50% 12/14/20	150,000	153,199
U.S. Bancorp
3.10% 4/27/26	50,000	50,374
3.60% 9/11/24 @	125,000	132,016
UBS Group Funding Jersey 144A 4.125% 4/15/26 #	350,000	360,237

10     NQ-023 [4/16] 6/16 (16798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
USB Capital IX 3.50% 10/29/49 @●	705,000	$534,038
Wells Fargo 2.50% 3/4/21	185,000	188,079
Woori Bank 144A 2.875% 10/2/18 #	200,000	204,870
Zions Bancorporation 4.50% 6/13/23	105,000	106,370
		8,342,247
Basic Industry – 1.61%
CF Industries 6.875% 5/1/18	210,000	228,932
Dow Chemical 8.55% 5/15/19	479,000	572,398
Eastman Chemical 4.65% 10/15/44	130,000	130,808
Georgia-Pacific
144A 2.539% 11/15/19 #	165,000	167,974
8.00% 1/15/24	100,000	130,567
International Paper 5.15% 5/15/46	145,000	156,100
INVISTA Finance 144A 4.25% 10/15/19 #	120,000	116,471
Methanex 4.25% 12/1/24	95,000	81,709
NOVA Chemicals 144A 5.00% 5/1/25 #	60,000	58,950
OCP 144A 4.50% 10/22/25 #	200,000	194,850
PPG Industries 2.30% 11/15/19	85,000	86,121
Rio Tinto Finance USA 3.75% 6/15/25	155,000	159,181
WR Grace & Co-Conn 144A 5.125% 10/1/21 #	60,000	62,970
		2,147,031
Brokerage – 0.22%
Jefferies Group
6.45% 6/8/27	60,000	64,455
6.50% 1/20/43	50,000	46,813
Lazard Group
3.75% 2/13/25	125,000	117,911
6.85% 6/15/17	64,000	67,411
		296,590
Capital Goods – 0.53%
Cemex 144A 7.75% 4/16/26 #	200,000	213,500
Fortune Brands Home & Security 3.00% 6/15/20	70,000	71,255
General Electric Capital 2.10% 12/11/19	65,000	66,723
Lockheed Martin
2.50% 11/23/20	45,000	46,344
3.55% 1/15/26	105,000	112,788
Masco 3.50% 4/1/21	175,000	178,500
Parker-Hannifin 3.30% 11/21/24	10,000	10,599
		699,709
Communications – 4.48%
21st Century Fox America 4.95% 10/15/45	135,000	150,326

NQ-023 [4/16] 6/16 (16798)     11

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
American Tower
4.00% 6/1/25	150,000	$157,256
4.40% 2/15/26	40,000	43,197
American Tower Trust I 144A 3.07% 3/15/23 #	210,000	211,105
AT&T
3.60% 2/17/23	325,000	339,619
5.65% 2/15/47	165,000	186,594
CC Holdings GS V 3.849% 4/15/23	100,000	106,005
CCO Safari II
144A 4.464% 7/23/22 #	40,000	42,575
144A 4.908% 7/23/25 #	350,000	377,867
Columbus International 144A 7.375% 3/30/21 #	200,000	213,190
Comcast 3.15% 3/1/26	730,000	765,425
Crown Castle International
3.70% 6/15/26	15,000	15,262
4.45% 2/15/26	135,000	145,297
Crown Castle Towers 144A 4.883% 8/15/20 #	505,000	540,663
CSC Holdings 5.25% 6/1/24	525,000	479,063
DISH DBS 5.00% 3/15/23	310,000	284,425
Frontier Communications
144A 10.50% 9/15/22 #	80,000	82,610
144A 11.00% 9/15/25 #	175,000	177,406
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	99,885
Omnicom Group 3.60% 4/15/26	115,000	119,977
SBA Tower Trust 144A 2.24% 4/16/18 #	160,000	159,127
Sky 144A 3.75% 9/16/24 #	600,000	622,735
Sprint Communications 144A 7.00% 3/1/20 #	230,000	237,187
Time Warner 4.85% 7/15/45	160,000	173,073
Verizon Communications 4.862% 8/21/46	175,000	188,315
WPP Finance 2010 5.625% 11/15/43	30,000	32,397
		5,950,581
Consumer Cyclical – 2.70%
AutoZone 3.125% 4/21/26	30,000	30,336
BMW U.S. Capital
144A 2.00% 4/11/21 #	190,000	191,028
144A 2.80% 4/11/26 #	355,000	361,630
CVS Health 144A 5.00% 12/1/24 #	555,000	642,846
Ford Motor Credit
3.096% 5/4/23	200,000	200,000
3.336% 3/18/21	205,000	212,549
General Motors Financial
3.45% 4/10/22	150,000	150,750

12     NQ-023 [4/16] 6/16 (16798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial
4.375% 9/25/21	70,000	$74,108
5.25% 3/1/26	35,000	38,469
Home Depot
2.00% 4/1/21	85,000	86,086
3.00% 4/1/26	65,000	68,060
Hyundai Capital America
144A 2.125% 10/2/17 #	130,000	130,622
144A 3.00% 3/18/21 #	70,000	72,152
Lowe’s
2.50% 4/15/26	145,000	143,770
3.375% 9/15/25	100,000	107,177
3.70% 4/15/46	150,000	148,892
Marriott International 3.375% 10/15/20	100,000	103,293
MGM Resorts International 6.00% 3/15/23	180,000	187,425
O’Reilly Automotive 3.55% 3/15/26	70,000	73,051
Signet UK Finance 4.70% 6/15/24	155,000	152,975
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25 @	205,000	212,714
4.50% 10/1/34 @	20,000	19,916
Target
2.50% 4/15/26	30,000	30,050
3.625% 4/15/46	145,000	144,578
		3,582,477
Consumer Non-Cyclical – 3.21%
Anheuser-Busch InBev Finance 3.65% 2/1/26	810,000	854,846
AstraZeneca 3.375% 11/16/25	180,000	187,790
Becton Dickinson 6.375% 8/1/19	185,000	209,917
Biogen
4.05% 9/15/25	170,000	183,126
5.20% 9/15/45	125,000	142,998
Campbell Soup 3.30% 3/19/25	160,000	166,911
Celgene
3.875% 8/15/25	145,000	153,053
5.00% 8/15/45	40,000	44,102
JB y Cia 144A 3.75% 5/13/25 #	150,000	152,424
Johnson & Johnson 3.70% 3/1/46	30,000	31,950
PepsiCo
2.85% 2/24/26	175,000	180,462
4.45% 4/14/46	50,000	55,949
Perrigo Finance 3.50% 12/15/21	400,000	408,150

NQ-023 [4/16] 6/16 (16798)     13

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Reynolds American
4.00% 6/12/22	155,000	$168,783
4.45% 6/12/25	315,000	349,497
Sigma Alimentos 144A 4.125% 5/2/26 #	200,000	200,722
St. Jude Medical 2.80% 9/15/20	75,000	76,891
Sysco 3.30% 7/15/26	400,000	411,012
Thermo Fisher Scientific 3.00% 4/15/23	280,000	284,217
		4,262,800
Electric – 6.04%
AES 5.50% 4/15/25	135,000	136,013
AES Gener 144A 5.00% 7/14/25 #	200,000	204,036
Alabama Power 4.30% 1/2/46	105,000	115,839
Ameren Illinois
3.25% 3/1/25	110,000	116,113
9.75% 11/15/18	389,000	464,555
American Transmission Systems 144A 5.25% 1/15/22 #	100,000	111,937
Appalachian Power
3.40% 6/1/25	330,000	339,031
4.45% 6/1/45	80,000	83,157
Black Hills 3.95% 1/15/26 @	40,000	42,047
Cleveland Electric Illuminating 5.50% 8/15/24	230,000	266,676
CMS Energy 6.25% 2/1/20	190,000	217,616
ComEd Financing III 6.35% 3/15/33 @	190,000	200,539
Commonwealth Edison 4.35% 11/15/45	135,000	147,645
Consumers Energy 4.10% 11/15/45	35,000	37,875
Dominion Resources 3.90% 10/1/25	145,000	152,829
DTE Energy 144A 3.30% 6/15/22 #	115,000	119,375
Duke Energy
3.75% 4/15/24	155,000	165,490
4.80% 12/15/45	145,000	159,524
Duke Energy Carolinas 3.875% 3/15/46	95,000	99,312
Electricite de France 144A 5.25% 1/29/49 #●	125,000	120,956
Enel 144A 8.75% 9/24/73 #●	200,000	231,250
Enel Finance International 144A 6.00% 10/7/39 #	100,000	121,118
Entergy 4.00% 7/15/22	305,000	325,490
Entergy Arkansas 3.50% 4/1/26	50,000	54,034
Entergy Louisiana 4.95% 1/15/45	55,000	56,434
Exelon 144A 3.95% 6/15/25 #	90,000	96,163
Indiana Michigan Power 4.55% 3/15/46	65,000	68,801
Interstate Power & Light 3.40% 8/15/25	85,000	89,711
IPALCO Enterprises 3.45% 7/15/20	125,000	128,125
ITC Holdings 3.65% 6/15/24	70,000	71,985

14     NQ-023 [4/16] 6/16 (16798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Kansas City Power & Light 3.65% 8/15/25	255,000	$267,322
LG&E & KU Energy 4.375% 10/1/21	380,000	412,718
Louisville Gas & Electric 4.375% 10/1/45	65,000	72,998
Metropolitan Edison 144A 4.00% 4/15/25 #	50,000	51,739
MidAmerican Energy 4.25% 5/1/46	480,000	533,443
National Rural Utilities Cooperative Finance
2.30% 11/1/20	20,000	20,454
2.70% 2/15/23	170,000	174,792
4.75% 4/30/43 ●	190,000	181,925
5.25% 4/20/46 ●	60,000	60,346
NextEra Energy Capital Holdings
2.40% 9/15/19	265,000	268,458
3.625% 6/15/23	60,000	61,966
NV Energy 6.25% 11/15/20	100,000	117,621
Pennsylvania Electric 5.20% 4/1/20	175,000	183,801
Public Service Electric & Gas 3.80% 3/1/46	15,000	15,556
Puget Energy 6.00% 9/1/21	65,000	74,167
SCANA 4.125% 2/1/22	85,000	86,951
Southern 2.75% 6/15/20	395,000	405,630
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	115,000	120,762
WEC Energy Group 3.55% 6/15/25	55,000	58,096
Wisconsin Electric Power 4.30% 12/15/45	75,000	81,534
Xcel Energy 3.30% 6/1/25	230,000	238,721
		8,032,676
Energy – 1.38%
BP Capital Markets 3.119% 5/4/26	65,000	65,754
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	199,904
Dominion Gas Holdings 4.60% 12/15/44	145,000	144,923
Energy Transfer Partners 9.70% 3/15/19	127,000	143,718
EnLink Midstream Partners 2.70% 4/1/19	50,000	46,185
Enterprise Products Operating
3.95% 2/15/27	155,000	160,864
7.034% 1/15/68 ●	30,000	30,825
Noble Energy 5.05% 11/15/44	90,000	85,517
Occidental Petroleum 3.40% 4/15/26	90,000	93,224
Petroleos Mexicanos
3.50% 7/23/20	20,000	19,640
144A 6.875% 8/4/26 #	55,000	60,830
Petronas Global Sukuk 144A 2.707% 3/18/20 #	200,000	201,517
Plains All American Pipeline 8.75% 5/1/19	195,000	219,781
Regency Energy Partners 5.875% 3/1/22	155,000	158,582

NQ-023 [4/16] 6/16 (16798)     15

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Woodside Finance
144A 3.65% 3/5/25 #	65,000	$61,507
144A 8.75% 3/1/19 #	125,000	143,932
		1,836,703
Finance Companies − 0.38%
Affiliated Managers Group 3.50% 8/1/25	110,000	107,984
Aviation Capital Group
144A 2.875% 9/17/18 #	10,000	9,995
144A 4.875% 10/1/25 #	80,000	78,550
144A 6.75% 4/6/21 #	90,000	102,150
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	200,000	202,547
		501,226
Insurance – 1.88%
American International Group 3.30% 3/1/21	95,000	98,046
Berkshire Hathaway
2.75% 3/15/23	85,000	87,752
3.125% 3/15/26	275,000	286,733
Highmark
144A 4.75% 5/15/21 #@	200,000	205,048
144A 6.125% 5/15/41 #@	30,000	30,439
MetLife 5.25% 12/29/49 ●	145,000	141,549
Principal Life Global Funding II 144A 3.00% 4/18/26 #	105,000	105,322
Prudential Financial
4.50% 11/15/20	50,000	54,848
5.375% 5/15/45 ●	95,000	96,686
5.625% 6/15/43 ●	95,000	99,134
5.875% 9/15/42 ●	245,000	265,090
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	95,000	96,981
144A 4.125% 11/1/24 #	425,000	439,843
Trinity Acquisition
3.50% 9/15/21	30,000	30,649
4.40% 3/15/26	50,000	51,102
Voya Financial 5.65% 5/15/53 ●	120,000	112,530
XLIT
4.45% 3/31/25	130,000	130,878
5.50% 3/31/45	115,000	112,855
6.50% 10/29/49 ●	80,000	56,200
		2,501,685
REITs – 0.98%
CBL & Associates
4.60% 10/15/24	60,000	55,085

16     NQ-023 [4/16] 6/16 (16798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
REITs (continued)
CBL & Associates
5.25% 12/1/23	20,000	$19,280
Corporate Office Properties
3.60% 5/15/23	150,000	142,337
5.25% 2/15/24	85,000	89,009
DDR 7.875% 9/1/20	90,000	108,678
Education Realty Operating Partnership 4.60% 12/1/24	115,000	115,408
Hospitality Properties Trust 4.50% 3/15/25	100,000	97,533
Host Hotels & Resorts
3.75% 10/15/23	135,000	133,836
4.50% 2/1/26	5,000	5,178
Kimco Realty 3.40% 11/1/22	25,000	25,629
PLA Administradora Industrial 144A 5.25% 11/10/22 #	200,000	199,000
Regency Centers 5.875% 6/15/17	71,000	74,272
Simon Property Group
2.50% 7/15/21	45,000	46,316
3.30% 1/15/26	60,000	63,175
UDR 4.00% 10/1/25	40,000	42,652
WP Carey 4.60% 4/1/24	90,000	91,136
		1,308,524
Technology – 0.88%
Apple 3.25% 2/23/26	340,000	356,135
CDK Global 4.50% 10/15/24	105,000	106,121
Fidelity National Information Services 5.00% 10/15/25	120,000	132,739
Oracle 3.25% 5/15/30	100,000	102,900
Samsung Electronics America 144A 1.75% 4/10/17 #	200,000	200,463
Tencent Holdings 144A 3.375% 5/2/19 #	200,000	206,994
Total System Services
3.80% 4/1/21	35,000	36,372
4.80% 4/1/26	25,000	26,199
		1,167,923
Transportation – 0.92%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #⧫	68,906	70,025
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	50,237	51,241
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ⧫	88,180	89,282
American Airlines 2015-2 Class AA Pass Through Trust
3.60% 9/22/27 ⧫	25,000	25,875
American Airlines 2016-1 Class AA Pass Through Trust
3.575% 1/15/28 ⧫	60,000	62,031

NQ-023 [4/16] 6/16 (16798)     17

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
Burlington Northern Santa Fe 4.70% 9/1/45	205,000	$234,398
CSX 3.35% 11/1/25	160,000	167,567
FedEx 4.75% 11/15/45	45,000	49,517
Penske Truck Leasing
144A 3.30% 4/1/21 #	115,000	116,358
144A 3.375% 2/1/22 #	215,000	216,528
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	42,423	44,544
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ⧫	97,090	99,639
		1,227,005
Utilities – 0.12%
American Water Capital
3.40% 3/1/25	100,000	105,451
4.30% 9/1/45	45,000	48,085
		153,536
Total Corporate Bonds (cost $41,293,243)		42,010,713

Municipal Bonds – 0.79%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/40	90,000	106,371
Commonwealth of Massachusetts
Series A 5.00% 3/1/46	60,000	70,383
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/46	140,000	166,519
New Jersey Turnpike Authority
Series E 5.00% 1/1/45	140,000	161,930
New York City Water & Sewer System
Second Generation Resolution 5.00% 6/15/46	55,000	65,123
New York City, New York
Series C 5.00% 8/1/26	65,000	82,677
Series C 5.00% 8/1/27	35,000	44,119
North Carolina State
Series A 5.00% 6/1/27	90,000	117,437
Texas State Transportation Commission
(Senior Lien Mobility Fund) Series A 5.00% 10/1/44	60,000	71,327
Texas Water Development Board
Series A 5.00% 10/15/45	135,000	162,144
Total Municipal Bonds (cost $1,030,371)		1,048,030

18     NQ-023 [4/16] 6/16 (16798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities – 6.36%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	67,862	$70,297
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	365,000	365,512
Series 2014-4 A2 1.43% 6/17/19	180,000	179,962
American Express Credit Account Master Trust
Series 2014-1 A 0.803% 12/15/21 ●	1,200,000	1,201,079
Series 2014-3 A 1.49% 4/15/20	100,000	100,644
ARI Fleet Lease Trust
Series 2015-A A2 144A 1.11% 11/15/18 #	85,695	85,459
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	100,000	100,627
Series 2013-1A A 144A 1.92% 9/20/19 #	120,000	119,393
Series 2014-1A A 144A 2.46% 7/20/20 #	200,000	201,668
Bank of America Credit Card Trust
Series 2014-A3 A 0.723% 1/15/20 ●	265,000	265,238
Series 2015-A1 A 0.763% 6/15/20 ●	360,000	360,756
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	16,816	16,818
Capital One Multi-Asset Execution Trust
Series 2007-A2 A2 0.513% 12/16/19 ●	110,000	109,895
Series 2007-A5 A5 0.473% 7/15/20 ●	155,000	155,000
Series 2014-A4 A4 0.793% 6/15/22 ●	120,000	119,750
Chase Issuance Trust
Series 2013-A6 A6 0.853% 7/15/20 ●	150,000	150,157
Series 2014-A5 A5 0.803% 4/15/21 ●	125,000	125,037
Chesapeake Funding
Series 2012-2A A 144A 0.889% 5/7/24 #●	12,664	12,660
Series 2014-1A A 144A 0.859% 3/7/26 #●	131,616	131,360
CIT Equipment Collateral
Series 2014-VT1 A2 144A 0.86% 5/22/17 #	38,105	38,054
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 0.859% 7/24/20 ●	335,000	336,206
Series 2014-A6 A6 2.15% 7/15/21	200,000	204,723
Series 2014-A9 A9 0.689% 11/23/18 ●	280,000	280,081
Dell Equipment Finance Trust
Series 2014-1 A3 144A 0.94% 6/22/20 #	34,482	34,473
Discover Card Execution Note Trust
Series 2013-A1 A1 0.733% 8/17/20 ●	200,000	199,895
Series 2014-A1 A1 0.863% 7/15/21 ●	200,000	200,000
Series 2015-A3 A 1.45% 3/15/21	120,000	120,405
Series 2016-A2 A2 0.975% 9/15/21 ●	100,000	100,400
FirstKey Lending Trust
Series 2015-SFR1 A 144A 2.553% 3/9/47 #	97,679	96,735

NQ-023 [4/16] 6/16 (16798)     19

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	90,000	$90,014
Ford Credit Auto Owner Trust
Series 2016-B A2B 0.749% 3/15/19 ●	110,000	110,033
GE Dealer Floorplan Master Note Trust
Series 2014-2 A 0.889% 10/20/19 ●	30,000	29,881
Golden Credit Card Trust
Series 2014-2A A 144A 0.883% 3/15/21 #●	500,000	495,702
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A 0.89% 7/15/17 #	54,848	54,703
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	48,500	42,234
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	100,000	100,327
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A 1.01% 9/15/17 #	125,000	124,928
Hyundai Auto Receivables Trust
Series 2015-C A2B 0.803% 11/15/18 ●	135,976	135,937
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 0.993% 7/16/18 ●	80,000	80,009
Nissan Auto Lease Trust
Series 2014-A A4 1.04% 10/15/19	160,000	159,971
Series 2015-B A2B 0.963% 12/15/17 ●	95,000	95,078
Nissan Auto Receivables Owner Trust
Series 2015-C A2B 0.783% 11/15/18 ●	95,000	95,044
Penarth Master Issuer
Series 2015-1A A1 144A 0.836% 3/18/19 #●	150,000	149,502
PFS Financing
Series 2015-AA A 144A 1.053% 4/15/20 #●	100,000	98,782
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A 1.19% 7/23/18 #	100,000	99,865
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	100,059
Series 2015-2 A 1.60% 4/15/21	155,000	155,288
Trade MAPS 1
Series 2013-1A A 144A 1.136% 12/10/18 #●	250,000	248,918
Volkswagen Auto Lease Trust
Series 2015-A A3 1.25% 12/20/17	95,000	94,764
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	265,000	262,099
Volvo Financial Equipment
Series 2014-1A A3 144A 0.82% 4/16/18 #	57,836	57,725

20     NQ-023 [4/16] 6/16 (16798)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
World Financial Network Credit Card Master Trust
Series 2015-A A 0.913% 2/15/22 ●	85,000	$84,759
Total Non-Agency Asset-Backed Securities
(cost $8,471,173)		8,447,906

Non-Agency Collateralized Mortgage Obligations – 1.69%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	4,752	4,735
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.942% 11/25/36 ϕ	300,000	297,359
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	81,447	80,993
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	41,133	42,828
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	57,321	58,636
Series 2007-A1 7A4 2.775% 7/25/35 ●	118,193	103,982
Series 2014-2 B1 144A 3.428% 6/25/29 #●	86,493	88,722
Series 2014-2 B2 144A 3.428% 6/25/29 #●	86,493	87,393
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	101,035
Series 2015-1 B1 144A 2.663% 12/25/44 #●	198,115	195,681
Series 2015-4 B1 144A 3.636% 6/25/45 #●	98,374	95,750
Series 2015-4 B2 144A 3.636% 6/25/45 #●	98,374	93,775
Series 2015-5 B2 144A 2.892% 5/25/45 #●	99,009	92,486
Series 2015-6 B1 144A 3.65% 10/25/45 #●	98,721	101,360
Series 2015-6 B2 144A 3.65% 10/25/45 #●	98,721	99,421
New Residential Mortgage Loan Trust
Series 2015-2A A1 3.75% 8/25/55 ●	104,048	107,197
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.673% 9/25/43 #●	94,237	93,719
Series 2014-2 A4 144A 3.50% 7/25/44 #●	70,446	71,921
Series 2015-1 B2 144A 3.891% 1/25/45 #●	48,605	48,909
Structured Asset Securities Mortgage Pass Through
Certificates
Series 2004-20 2A1 5.50% 11/25/34 ⧫	31,898	32,417
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	96,366	96,441
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	98,282	98,258
Washington Mutual Mortgage Pass Through Certificates
Trust
Series 2005-1 5A2 6.00% 3/25/35 ⧫	74,005	33,795
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.156% 4/25/36 ●	16,261	15,194

NQ-023 [4/16] 6/16 (16798)     21

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
WinWater Mortgage Loan Trust
Series 2015-3 B1 144A 3.915% 3/20/45 #●	97,873	$99,502
Total Non-Agency Collateralized Mortgage Obligations (cost $2,237,102)		2,241,509

Regional Bonds – 0.26%Δ
Canada – 0.10%
Province of Ontario Canada 2.50% 4/27/26	70,000	69,949
Province of Quebec Canada 2.50% 4/20/26	65,000	65,006
		134,955
Japan – 0.16%
Japan Finance Organization For Municipalities 144A
2.125% 4/13/21 #	206,000	205,146
		205,146
Total Regional Bonds (cost $340,095)		340,101

Senior Secured Loans – 3.48%«
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	154,388	155,385
Air Medical Group Holdings Tranche B 1st Lien
4.25% 4/28/22	350,000	346,588
Albertson’s Tranche B4 1st Lien 5.50% 8/25/21	350,000	351,677
Aramark Tranche E 1st Lien 3.25% 9/7/19	138,550	139,025
Avago Technologies Cayman Finance Tranche B 1st Lien
4.25% 2/1/23	130,000	130,316
Community Health Systems Tranche H 1st Lien
4.00% 1/27/21	350,000	345,319
DaVita Healthcare Partners Tranche B 1st Lien
3.50% 6/24/21	560,025	562,883
FCA U.S. (Chrysler) Tranche B 3.50% 5/24/17	96,804	96,934
First Data Tranche B 1st Lien 4.439% 3/24/21	300,857	301,948
Hilton Worldwide Finance Tranche B2 1st Lien
3.50% 10/25/20	211,017	211,861
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	201,636	201,321
Keurig Green Mountain Tranche B 1st Lien 5.25% 3/3/23	350,000	352,112
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	250,000	251,188
MGM Growth Properties Operating Partnership Tranche B
1st Lien 4.00% 4/7/23	350,000	352,625
Numericable U.S. Tranche B 1st Lien 5.00% 1/31/24	350,000	352,771
Solera Tranche B 1st Lien 5.75% 3/3/23	140,000	140,925
T-Mobile USA Tranche B 1st Lien 3.50% 11/9/22	335,000	337,387
Total Senior Secured Loans (cost $4,600,757)		4,630,265

22     NQ-023 [4/16] 6/16 (16798)

(Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign Bonds – 0.36%Δ
Indonesia – 0.16%
Indonesia Government International Bond 144A
4.875% 5/5/21 #		200,000	$217,098
			217,098
Japan – 0.15%
Japan Bank For International Cooperation
2.375% 4/20/26		200,000	200,780
			200,780
Uruguay – 0.05%
Uruguay Government International Bond 4.375% 10/27/27		59,000	60,991
			60,991
Total Sovereign Bonds (cost $466,255)			478,869

Supranational Banks – 0.33%
Asian Development Bank 2.00% 4/24/26		175,000	174,143
European Bank for Reconstruction & Development
7.375% 4/15/19	IDR	360,000,000	26,952
Inter-American Development Bank 6.00% 9/5/17	INR	3,900,000	58,280
International Bank for Reconstruction & Development
1.625% 3/9/21		170,000	171,298
International Finance 3.625% 5/20/20	NZD	20,000	14,375
Total Supranational Banks (cost $451,053)			445,048

U.S. Treasury Obligations – 10.98%
U.S. Treasury Bond
2.875% 8/15/45		3,345,000	3,490,300
U.S. Treasury Floating Rate Notes
0.388% 10/31/17 ●		525,000	525,602
U.S. Treasury Notes
1.25% 3/31/21		9,205,000	9,191,340
1.75% 1/31/23 ∞		1,365,000	1,379,556
Total U.S. Treasury Obligations (cost $14,594,817)			14,586,798

		Number of Shares
Convertible Preferred Stock – 0.02%
Bank of America 7.25% exercise price $50.00, expiration
date 12/31/49		7	8,248
Wells Fargo 7.50% exercise price $156.71, expiration date
12/31/49		14	17,444
Total Convertible Preferred Stock (cost $26,268)			25,692

Preferred Stock – 0.93%
General Electric 5.00% ●		481,000	500,240

NQ-023 [4/16] 6/16 (16798)     23

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Number of Shares	Value (U.S. $)
Preferred Stock (continued)
Integrys Energy Group 6.00% @●	4,400	$114,813
PNC Preferred Funding Trust II 144A 1.856% #●	300,000	258,750
U.S. Bancorp 3.50% ●	350	285,248
USB Realty 144A 1.775% #@●	100,000	81,688
Total Preferred Stock (cost $1,210,276)		1,240,739

	Principal amount°
Short-Term Investments – 14.22%
Discount Notes – 8.32%≠
Federal Home Loan Bank
0.167% 5/2/16	919,327	919,327
0.304% 5/20/16	964,853	964,738
0.322% 5/19/16	150,754	150,737
0.333% 5/18/16	1,991,465	1,991,251
0.336% 7/22/16	949,163	948,500
0.34% 7/13/16	1,160,023	1,159,303
0.346% 7/25/16	717,540	717,021
0.373% 5/27/16	1,159,923	1,159,729
0.375% 6/8/16	1,093,312	1,093,003
0.375% 7/18/16	580,726	580,341
0.525% 8/15/16	1,374,021	1,372,698
		11,056,648
Repurchase Agreements – 5.90%
Bank of America Merrill Lynch
0.24%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $1,848,759 (collateralized by U.S.
government obligations 2.00%–2.50%
2/15/22–11/15/24; market
value $1,885,697)	1,848,722	1,848,722
Bank of Montreal
0.27%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $3,081,273 (collateralized by U.S.
government obligations 0.00%–8.75%
10/13/16–2/15/46; market value $3,142,827)	3,081,203	3,081,203
BNP Paribas
0.28%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $2,909,143 (collateralized by U.S.
government obligations 0.00%–4.75%
5/31/17–2/15/45; market value $2,967,257)	2,909,075	2,909,075
		7,839,000
Total Short-Term Investments (cost $18,894,049)		18,895,648

24     NQ-023 [4/16] 6/16 (16798)

(Unaudited)

	Number of	Value
	Contracts	(U.S. $)
Options Purchased – 0.00%
Futures Put Option – 0.00%
U.S. Treasury 2 yr Notes exercise price $108.63, expiration
date 6/24/16	43	$4,031

Total Options Purchased (cost $7,512)		4,031

Total Value of Securities – 114.31%
(cost $150,899,558)		151,915,956
Liabilities Net of Receivables and Other Assets – (14.31%)★		(19,014,023)
Net Assets Applicable to 15,794,717 Shares Outstanding – 100.00%		$132,901,933

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2016, the aggregate value of Rule 144A securities was $21,194,920, which represents 15.95% of the Fund’s net assets.
@	Illiquid security. At April 30, 2016, the aggregate value of illiquid securities was $1,636,698, which represents 1.23% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Includes $194,765 cash collateral for swap contracts as of April 30, 2016.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of April 30, 2016. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2016.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2016.

NQ-023 [4/16] 6/16 (16798)     25

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at April 30, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	139,953	USD	(159,684)	5/13/16	$634

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(3)	E-mini S&P 500 Index	$(305,158)	$(308,865)	6/20/16	$(3,707)
6	U.S. Treasury 10 yr Notes	776,736	780,375	6/22/16	3,639
8	U.S. Treasury Long Bonds	1,323,232	1,306,500	6/22/16	(16,732)
		$1,794,810			$(16,800)

Swap Contracts
CDS Contracts1

					Upfront
	Swap		Annual		Payments	Unrealized
	Referenced		Protection	Termination	Paid	Appreciation
Counterparty	Obligation	Notional Value[2]	Payments	Date	(Received)	(Depreciation)[3]
	Protection Purchased:
	JPMC - iTraxx® Europe
ICE	Crossover Series 25[4]	EUR 200,000	5.00%	6/20/21	$(18,229)	(1,473)
JPMC	CDX.EM.25[5]	626,000	1.00%	6/20/21	52,154	506
					$33,925	$(967)

26     NQ-023 [4/16] 6/16 (16798)

(Unaudited)

Interest Rate Swap Contracts6

Counterparty		Fixed	Floating
& Swap		Interest Rate	Interest Rate		Unrealized
Referenced		Received	Received	Termination	Appreciation
Obligation	Notional Value[3]	(Paid)	(Paid)	Date	(Depreciation)[3]
CME - BOA
10 yr
	990,000	2.049%	0.637%	1/12/26	$31,682
CME - BOA
30 yr
	610,000	2.485%	0.637%	1/14/46	36,285
	450,000	2.504%	0.637%	1/12/46	28,727
	560,000	2.524%	0.637%	1/12/46	38,358
					$135,052

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $15,633.

4Markit’s iTraxx® Europe Crossover Index is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.

5Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

6An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

NQ-023 [4/16] 6/16 (16798)     27

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BOA – Bank of America
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
DB – Deutsche Bank
EUR – European Monetary Unit
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange, Inc.
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMBB – JPMorgan Barclays Bank
JPMC – JPMorgan Chase Bank
LB – Lehman Brothers
NZD – New Zealand Dollar
RBS – Royal Bank of Scotland
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
UBS – Union Bank of Switzerland
USD – U.S. Dollar
WF – Wells Fargo
yr – Year

28     NQ-023 [4/16] 6/16 (16798)

Notes
Delaware Core Plus Bond Fund	April 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Government Fund – Delaware Core Plus Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortagage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At April 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$150,899,558
Aggregate unrealized appreciation of investments	$1,859,089
Aggregate unrealized depreciation of investments	(842,691)
Net unrealized appreciation of investments	$1,016,398

NQ-023 [4/16] 6/16 (16798)     29

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

30     NQ-023 [4/16] 6/16 (16798)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-
& Mortgage-Backed Securities[1]	$—	$65,887,901	$35,969	$65,923,870
Corporate Debt	—	44,296,865	—	44,296,865
Municipal Bonds	—	1,048,030	—	1,048,030
Foreign Bonds	—	1,264,018	—	1,264,018
Senior Secured Loans	—	4,630,265	—	4,630,265
U.S. Treasury Obligations	—	14,586,798	—	14,586,798
Convertible Preferred Stock[1]	17,444	8,248	—	25,692
Preferred Stock[1]	285,248	955,491	—	1,240,739
Short-Term Investments	—	18,895,648	—	18,895,648
Options Purchased	4,031	—	—	4,031
Total Value of Securities	$306,723	$151,573,264	$35,969	$151,915,956

Foreign Currency Exchange Contracts	$—	$634	$—	$634
Futures Contracts	(16,800)	—	—	(16,800)
Swap Contracts	—	134,085	—	134,085

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- &
Mortgage-Backed Securities	—	99.95%	0.05%	100.00%
Convertible Preferred Stock	67.90%	32.10%	—	100.00%
Preferred Stock	22.99%	77.01%	—	100.00%

During the period ended April 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”

NQ-023 [4/16] 6/16 (16798)     31

Schedule of investments
Delaware Emerging Markets Debt Fund	April 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds – 64.66%
Banking – 11.80%
Akbank 144A 5.00% 10/24/22 #	200,000	$202,108
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	235,000	235,881
BBVA Bancomer 6.50% 3/10/21 ∞	250,000	274,275
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	275,000	283,203
Export-Import Bank of Korea 2.125% 2/11/21	225,000	225,601
ICICI Bank 144A 4.00% 3/18/26 #	200,000	200,360
Turkiye Garanti Bankasi 144A 4.75% 10/17/19 #	300,000	308,673
Turkiye Is Bankasi 144A 5.375% 10/6/21 #	210,000	213,448
Woori Bank 144A 4.75% 4/30/24 #	295,000	305,287
		2,248,836
Basic Industry – 12.76%
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #	200,000	202,000
Corp Nacional del Cobre de Chile 144A 3.875% 11/3/21 #	305,000	320,382
GTL Trade Finance 144A 5.893% 4/29/24 #	150,000	134,070
Mexichem 144A 5.875% 9/17/44 #	300,000	273,375
MMC Norilsk Nickel
144A 5.55% 10/28/20 #	250,000	262,750
144A 6.625% 10/14/22 #	200,000	216,585
OCP 144A 4.50% 10/22/25 #	500,000	487,125
Southern Copper 5.875% 4/23/45	260,000	239,018
Suzano Trading 144A 5.875% 1/23/21 #	290,000	297,250
		2,432,555
Capital Goods – 3.26%
Cemex 144A 7.75% 4/16/26 #	250,000	266,875
Embraer Netherlands Finance 5.05% 6/15/25	200,000	201,000
Union Andina de Cementos 144A 5.875% 10/30/21 #	150,000	154,500
		622,375
Communications – 12.27%
Colombia Telecomunicaciones 144A 5.375% 9/27/22 #	200,000	192,500
Columbus International 144A 7.375% 3/30/21 #	250,000	266,488
Digicel Group 144A 8.25% 9/30/20 #∞	300,000	275,250
Grupo Televisa 6.125% 1/31/46	200,000	217,200
JD.com
3.125% 4/29/21	200,000	196,733
3.875% 4/29/26	200,000	190,159
Millicom International Cellular
144A 6.00% 3/15/25 #	200,000	192,250
144A 6.625% 10/15/21 #	200,000	203,250
MTS International Funding 144A 5.00% 5/30/23 #	200,000	200,750
Myriad International Holdings 144A 5.50% 7/21/25 #	200,000	204,936
VTR Finance 144A 6.875% 1/15/24 #∞	200,000	200,250
		2,339,766

NQ-227 [4/16] 6/16 (16803)     1

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 1.90%
Cencosud 144A 5.15% 2/12/25 #	355,000	$361,567
		361,567
Consumer Non-Cyclical – 5.16%
ENA Norte Trust 4.95% 4/25/23	209,864	214,586
JB y Cia 144A 3.75% 5/13/25 #	200,000	203,232
JBS Investments 144A 7.75% 10/28/20 #∞	200,000	206,500
JBS USA 144A 5.75% 6/15/25 #	150,000	138,750
Sigma Alimentos 144A 4.125% 5/2/26 #	220,000	220,794
		983,862
Electric – 2.17%
AES Gener
144A 5.00% 7/14/25 #	200,000	204,036
144A 8.375% 12/18/73 #@●∞	200,000	209,000
		413,036
Energy – 10.87%
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	199,904
Lukoil International Finance 144A 3.416% 4/24/18 #	200,000	200,509
Pertamina Persero
144A 4.30% 5/20/23 #	200,000	199,568
144A 5.625% 5/20/43 #	200,000	185,581
Petrobras Global Finance
4.875% 3/17/20	140,000	124,600
7.875% 3/15/19	240,000	239,700
Petroleos Mexicanos
144A 6.375% 2/4/21 #	125,000	135,285
144A 6.875% 8/4/26 #	175,000	193,550
Petronas Global Sukuk 144A 2.707% 3/18/20 #	205,000	206,555
YPF
144A 8.50% 3/23/21 #	200,000	209,500
144A 8.75% 4/4/24 #	170,000	178,075
		2,072,827
Finance Companies – 1.07%
GrupoSura Finance 144A 5.50% 4/29/26 #	200,000	203,650
		203,650
Real Estate – 2.85%
PLA Administradora Industrial 144A 5.25% 11/10/22 #	340,000	338,300
Trust F 144A 5.25% 1/30/26 #	200,000	204,500
		542,800

2      NQ-227 [4/16] 6/16 (16803)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation – 0.55%
DP World 144A 6.85% 7/2/37 #	100,000	$104,186
		104,186
Total Corporate Bonds (cost $12,083,695)		12,325,460

Regional Bond – 1.41%Δ
Argentina – 1.41%
Provincia de Buenos Aires 144A 9.95% 6/9/21 #	245,000	267,664
Total Regional Bond (cost $241,972)		267,664

Senior Secured Loan – 2.36%«
Republic of Angola (Unsecured) 7.045% 12/16/23 @	510,000	448,800
Total Senior Secured Loan (cost $510,000)		448,800

Sovereign Bonds – 21.06%Δ
Argentina – 2.20%
Argentine Republic Government International Bond
144A 6.25% 4/22/19 #	245,000	254,678
144A 6.875% 4/22/21 #	160,000	165,200
		419,878
Colombia – 1.00%
Colombia Government International Bond 5.00% 6/15/45	200,000	191,500
		191,500
Croatia – 1.24%
Croatia Government International Bond 144A
6.375% 3/24/21 #	215,000	235,869
		235,869
Dominican Republic – 1.72%
Dominican Republic International Bond
144A 6.875% 1/29/26 #	100,000	107,750
144A 7.50% 5/6/21 #	200,000	219,500
		327,250
Guatemala – 1.05%
Guatemala Government Bond 144A 4.50% 5/3/26 #	200,000	200,589
		200,589
Hungary – 0.60%
Hungary Government International Bond 6.375% 3/29/21	100,000	114,019
		114,019
Indonesia – 2.32%
Indonesia Government International Bond
144A 4.875% 5/5/21 #	200,000	217,098

NQ-227 [4/16] 6/16 (16803)     3

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Indonesia (continued)
Indonesia Government International Bond
144A 5.95% 1/8/46 #		200,000	$225,735
			442,833
Kazakhstan – 1.11%
Kazakhstan Government International Bond 144A
5.125% 7/21/25 #		200,000	212,150
			212,150
Mexico – 0.22%
Mexican Bonos
5.75% 3/5/26	MXN	528,600	30,548
6.50% 6/9/22	MXN	189,000	11,574
			42,122
Mongolia – 0.83%
Mongolia Government International Bond 144A
5.125% 12/5/22 #		200,000	158,546
			158,546
Namibia – 1.04%
Namibia International Bonds 144A 5.25% 10/29/25 #		200,000	197,528
			197,528
Panama – 1.24%
Panama Government International Bond 3.875% 3/17/28		230,000	236,325
			236,325
Paraguay – 1.07%
Paraguay Government International Bond 144A
5.00% 4/15/26 #		200,000	204,500
			204,500
Philippines – 2.53%
Philippine Government International Bond 6.25% 1/14/36	PHP	20,000,000	481,738
			481,738
Poland – 0.28%
Poland Government Bond 3.25% 7/25/25	PLN	196,000	52,738
			52,738
Serbia – 1.08%
Republic of Serbia 144A 4.875% 2/25/20 #		200,000	205,113
			205,113
Sri Lanka – 0.99%
Sri Lanka Government International Bond 144A
6.125% 6/3/25 #		200,000	189,033
			189,033

4      NQ-227 [4/16] 6/16 (16803)

(Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Uruguay – 0.54%
Uruguay Government International Bond 4.375% 10/27/27		100,000	$103,375
			103,375
Total Sovereign Bonds (cost $3,897,485)			4,015,106

Supranational Banks – 1.14%
Banque Ouest Africaine de Developpement 144A
5.50% 5/6/21 #		200,000	197,866
European Bank for Reconstruction & Development
7.375% 4/15/19	IDR	250,000,000	18,717
Total Supranational Banks (cost $214,950)			216,583

		Number of shares
Closed-End Fund – 0.41%
Morgan Stanley Emerging Markets Domestic Debt Fund		10,000	78,800
Total Closed-End Fund (cost $78,157)			78,800

Exchange-Traded Funds – 4.36%
PowerShares Emerging Markets Sovereign Debt Portfolio		15,800	452,038
VanEck VectorsTM J.P. Morgan EM Local Currency
Bond ETF		20,000	379,000
Total Exchange-Traded Funds (cost $827,808)			831,038

		Principal amount°
Short-Term Investments – 6.94%
Discount Notes – 1.10%≠
Federal Home Loan Bank
0.34% 7/13/16		129,624	129,544
0.346% 7/25/16		80,180	80,122
			209,666
Repurchase Agreements – 5.84%
Bank of America Merrill Lynch
0.24%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $262,727 (collateralized by U.S.
government obligations 2.00%–2.50%
2/15/22–11/15/24; market value $267,976)		262,722	262,722
Bank of Montreal
0.27%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $437,880 (collateralized by U.S.
government obligations 0.00%–8.75%
10/13/16–2/15/46; market value $446,627)		437,870	437,870

NQ-227 [4/16] 6/16 (16803)     5

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.28%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $413,418 (collateralized by U.S.
government obligations 0.00%–4.75%
5/31/17–2/15/45; market value $421,677)	413,408	$413,408
		1,114,000
Total Short-Term Investments (cost $1,323,647)		1,323,666

Total Value of Securities – 102.34%
(cost $19,177,714)		19,507,117

Liabilities Net of Receivables and Other Assets – (2.34%)		(445,512)
Net Assets Applicable to 2,330,970 Shares Outstanding – 100.00%		$19,061,605

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2016, the aggregate value of Rule 144A securities was $13,261,503, which represents 69.57% of the Fund’s net assets.
@	Illiquid security. At April 30, 2016, the aggregate value of illiquid securities was $657,800, which represents 3.45% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of April 30, 2016. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for borrowing transactions.
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2016.

6     NQ-227 [4/16] 6/16 (16803)

(Unaudited)

The following foreign currency exchange contract was outstanding at April 30, 2016:

Foreign Currency Exchange Contract

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNP	INR	13,364,000	USD	(201,113)	5/13/16	$(581)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
BNP – Banque Paribas
EM – Emerging Markets
IDR – Indonesian Rupiah
INR – Indian Rupee
MXN – Mexican Peso
PHP – Philippine Peso
PLN – Polish Zloty
USD – U.S. Dollar

NQ-227 [4/16] 6/16 (16803)      7

Notes
Delaware Emerging Markets Debt Fund	April 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Government Funds – Delaware Emerging Markets Debt Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Short sales — The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objectives and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.

Leverage — The Fund may employ leverage to attempt to take advantage of or increase the total return of attractive investment opportunities. The Fund may initiate leverage to the extent that the sum of aggregate borrowed funds and the notional value plus any gain or minus any loss of derivatives positions may not exceed an amount equal to 33 ⅓% of the Fund’s total assets, measured at the time the leverage is employed. When the Fund initiates leverage, the leverage may include borrowing through a margin account maintained with a broker. At April 30, 2016, the Fund had no outstanding borrowing.

8      NQ-227 [4/16] 6/16 (16803)

(Unaudited)

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-227 [4/16] 6/16 (16803)      9

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$12,325,460	$—	$12,325,460
Foreign Debt	—	4,499,353	—	4,499,353
Senior Secured Loan	—	—	448,800	448,800
Closed-End Fund	78,800	—	—	78,800
Exchange-Traded Funds	831,038	—	—	831,038
Short-Term Investments	—	1,323,666	—	1,323,666
Total Value of Securities	$909,838	$18,148,479	$448,800	$19,507,117
Foreign Currency Exchange Contracts	$—	$(581)	$—	$(581)

During the period ended April 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Senior Secured Loan
Balance as of 7/31/15	$495,975
Net change in unrealized appreciation (depreciation)	(47,175)
Balance as of 4/30/16	$448,800
Net change in unrealized appreciation (depreciation)
from investments still held at the end of the period	$(47,175)

Sensitivity Analysis

Valuation: The Fund values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

10      NQ-227 [4/16] 6/16 (16803)

(Unaudited)

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative Information about Level 3 Fair Value Measurements:

Range (Weighted
Fair Value at 4/30/16	Valuation Technique(s)	Unobservable Input	Average)
Senior Secured
Loan $448,800	Broker Quote	Market pricing of securities	NA

The Fund’s investments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-227 [4/16] 6/16 (16803)     11

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: